SCHEDULE OF OUTSTANDING ISOS AND RELATED ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Options outstanding, beginning balance (in shares)	6,011	6,178	8,137
Weighted average exercise price, beginning balance (in dollars per share)	$ 157.89	$ 157.89	$ 157.89
Outstanding, weighted averageremaining contractual term	7 months 9 days	10 months 9 days	1 year 10 months 9 days	2 years 9 months 25 days
Outstanding, intrinsic value	$ 0.00	$ 0.00	$ 0.00
Exercisable (in shares)	6,011	6,178
Weighted average exercise price, exercisable (in dollars per share)	$ 157.89	$ 157.89
Exercisable, weighted averageremaining contractual term	7 months 9 days	10 months 9 days	1 year 10 months 9 days
Aggregate intrinsic value, exercisable	$ 0.00	$ 0.00
Forfeited (in shares)	0	(167)	(1,959)
Shares sold (in dollars per share)	$ 157.89	$ 157.89	$ 157.89
Options outstanding, ending balance (in shares)	6,011	6,011	6,178	8,137
Weighted average exercise price, ending balance (in dollars per share)	$ 157.89	$ 157.89	$ 157.89	$ 157.89
Outstanding, intrinsic value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Exercisable (in shares)	6,011	6,011	6,178
Weighted average exercise price, exercisable (in dollars per share)	$ 157.89	$ 157.89	$ 157.89
Aggregate intrinsic value, exercisable	$ 0.00	$ 0.00	$ 0.00
Remaining unvested (in shares)
Weighted average exercise price, remaoning unvested (in dollars per share)	$ 157.89	$ 157.89